Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 08, 2023	Dec. 31, 2022	Mar. 14, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 29, 2020
LHA Market State™ Tactical Beta ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LHA Market State™ Tactical Beta ETF NAV
Account Value	$ 14,429	$ 12,190		$ 10,443		$ 13,404	$ 10,965	$ 10,000
LHA Market State™ Tactical Q ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LHA Market State™ Tactical Q ETF NAV
Account Value	$ 13,629	11,401		7,983	$ 10,000
LHA Risk-Managed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	LHA Risk-Managed Income ETF NAV
Account Value	$ 11,147	10,414	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 18,817	15,051		11,918		$ 14,554	$ 11,308	$ 10,000
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 16,490	13,099		$ 8,444	$ 10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,452	$ 10,323	$ 10,000